Stock-Based Compensation (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Stock issued during period shares share based compensation		7,336,803
Options vested		10 years
Stock based compensation		$ 615	$ 961
Weighted average exercise price, granted		$ 1.17	$ 0.42
Share based payment arrangement expense		$ 1,087	$ 411
Cost not yet recognized, period for recognition		3 years 6 months 14 days	1 year 7 months 2 days
Stock issued during the period, shares services	229,650
Fair value adjustments	$ 533
Common Stock [Member]
Stock issued during period shares share based compensation		208,135
Stock issued during the period, shares services		229,650